UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7383

Date of fiscal year end: August 31

Date of reporting period: June 30, 2010

Name of Fund:(1)	Villere Balanced Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

The J.M. Smucker Company	08/19/09	832696 40 5	SJM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5

For	For	2. Ratification of Auditors	Issuer

For	For	3. Adoption of an amendment to the Company's Amended Articles of Incorporation to eliminate cumulative voting in director elections.	Issuer

For	For
4. Adoption of an amendment to the Company's Amended Articles of Incorporation to require majority voting in uncontested director elections (implementation of this Proposal 4 is conditioned upon approval of Proposal 3).
Issuer

For	For	5. Adoption of an amendment to the Company's Amended Regulations to allow the Board of Directors to amend the Amended Regulations to the extent permitted by law.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Varian Medical Systems, Inc.	02/11/10	92220P 10 5	VAR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. To approve an amendment to the Varian Medical Systems, Inc. second amended and restated 2005 omnibus stock plan to increase the number of shares available for awards thereunder.	Issuer

For	For	3. To approve the Varian Medical Systems, Inc. 2010 Employee Stock Purchase Plan.	Issuer

For	For	4. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

NIC Inc.	05/04/10	62914B 10 0	EGOV

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7

For	For	2. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Cullen/Frost Bankers, Inc.	04/29/10	229899 10 9	CFR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8

For	For	2. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Luminex Corp.	05/20/10	55027E 10 2	LMNX

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

3D Systems Corp.	05/18/10	88554D 20 5	TDSC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8

For	For	2. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Gulf Island Fabrication, Inc.	04/22/10	402307 10 2	GIFI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

JPMorgan Chase & Co.	05/18/10	46625H 10 0	JPM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8
For		Director 9
For		Director 10
For		Director 11

For	For	2. Ratification of Auditors	Issuer

For	For	3. Advisory vote on executive compensation	Issuer

Against	Against	4. Political non-partisanship	Shareholder

Against	Against	5. Special shareowner meetings.	Shareholder

Against	Against	6. Collateral in over the counter derivatives trading	Shareholder

Against	Against	7. Shareholder action by written consent	Shareholder

Against	Against	8. Independent chairman	Shareholder

Against	Against	9. Pay disparity	Shareholder

Against	Against	10. Share retention	Shareholder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Carter's, Inc.	05/13/10	146229 10 9	CRI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Euronet Worldwide, Inc.	05/19/10	298736 10 9	EEFT

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Flowers Foods, Inc.	06/04/10	343498 10 1	FLO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5

For	For	2. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

ION Geophysical Corp.	05/26/10	462044 10 8	IO

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For
2. Approval of certain amendments to ION's 2004 Long-Term Incentive Plan to increase the total number of shares of ION's common stock available for issuance under the plan from 7,700,000 to 10,200,000 shares.
Issuer

For	For	3. Approval of the ION employee stock purchase plan to replace ION's employee stock purchase plan that expired on December 31, 2008.	Issuer

For	For	4. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Collective Brands, Inc.	05/27/10	19421W 10 0	PSS

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of Auditors	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Pioneer Natural Resources Co.	05/14/10	723787 10 7	PXD

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3

For	For	2. Ratification of Auditors	Issuer

Against	Against	3. Proposal relating to majority voting fro directors.	Shareholder

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

EPIQ Systems, Inc.	06/23/10	26882D 10 9	EPIQ

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. Directors	Issuer
For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6

For	For	2. Ratification of Auditors	Issuer

(1)  Please provide information separately for each “series” of shares.  The term “series” means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Investment Company Act of 1940 (17 CFR 270.18f-2(a)).

(2) Either of these numbers may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.
(3) If the Fund cast its vote on the matter, please indicate whether the Fund voted For, Against, or if the Fund Withheld its vote.
(4) Please indicate Management's Recommended Vote
(5)  Please provide a brief identification of the matter to be voted upon.  Please provide this information for each separate matter.  These should be listed under Proposal by number.  Please see example above.

(6) Indicate whether the matter was proposed by the issuer (I.e. company) or a shareholder.

Copy the following first record as your template for all additional proxy records. The heading should be altered to include the date of the record

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/Robert M. Slotky
Robert M. Slotky
President

Date August 6, 2010
* Print the name and title of each signing officer under his or her signature.